Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	£ 0	£ 0